Components of Net Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components Net Financing Leases [Line Items]
Capital Leases, Net Investment in Direct Financing Leases, Minimum Payments to be Received	$ 497,895	$ 493,022
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	149,079	134,198
Capital Leases, Net Investment in Direct Financing Leases, Initial Direct Costs	8,727	7,773
Capital Leases, Net Investment in Direct Financing Leases, Deferred Income	89,552	88,230
Capital Leases, Investment In Direct Financing Leases	566,149	546,763
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	7,184	10,737
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 558,965	$ 536,026